PIMCO Funds

Supplement Dated August 17, 2012 to the
Strategic Markets Funds Institutional Class, Class P, Administrative Class and Class D Prospectus,
dated July 31, 2012, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund (the "Fund")

(PIMCO EM Fundamental IndexPLUS® TR Strategy Fund)

Effective immediately, the Fund's broad-based securities market index is the MSCI Emerging Markets Index (Net Dividends in USD). Accordingly, the following changes are made.

Effective immediately, the "Investment Objective" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks total return which exceeds that of its benchmark.

Additionally, effective immediately, the first two paragraphs of the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:

The Fund seeks to exceed the total return of the MSCI Emerging Markets Index (Net Dividends in USD) (the "Benchmark") by investing under normal circumstances in derivatives based on the Enhanced RAFI® Emerging Markets Strategy Index ("Enhanced RAFI® EM") backed by a diversified short to intermediate duration portfolio comprised of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Benchmark is a market capitalization weighted index that is designed to measure equity performance of emerging markets. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund is normally expected to primarily use Enhanced RAFI® EM derivatives in place of Enhanced RAFI® EM stocks to attempt to equal or exceed the daily performance of the Benchmark. The values of Enhanced RAFI® EM derivatives closely track changes in the value of Enhanced RAFI® EM. However, Enhanced RAFI® EM derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the Enhanced RAFI® EM by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI® EM for purposes of developing Enhanced RAFI® EM derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund seeks to remain invested in Enhanced RAFI® EM derivatives or Enhanced RAFI® EM stocks even when Enhanced RAFI® EM is declining.

Additionally, effective immediately, the following disclosure is added prior to the first sentence of the second paragraph of the "Performance Information" section of the Fund's Fund Summary in the Prospectus:

Effective August 17, 2012, the Fund's broad-based securities market index is the MSCI Emerging Markets Index (Net Dividends in USD). The MSCI Emerging Markets Index (Net Dividends in USD) is a free float-adjusted market capitalization index that is designed to measure the equity market performance in the global emerging markets. The MSCI Emerging Markets Index (Net Dividends in USD) consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. Prior to August 17, 2012, the Fund's primary benchmark was the FTSE RAFI® Emerging Markets Index.

Additionally, effective immediately, the sixth and seventh sentences of the second paragraph of the "Performance Information" section of the Fund's Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:

Prior to August 17, 2012, the Fund's secondary benchmark was the MSCI Emerging Markets Index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the expectations of Fund shareholders.

Additionally, effective immediately, the following disclosure is removed from its current location and added above the row relating to the FTSE RAFI® Emerging Markets Index in the Average Annual Total Returns table in the "Performance Information" section of the Fund's Fund Summary in the Prospectus:

Average Annual Total Returns (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund)	Inception Date	1 Year	Since Inception
MSCI Emerging Markets Index (Net Dividends in USD) (reflects no deductions for fees, expenses or taxes)	Nov. 26, 2008	(18.42%)	22.43%

PIMCO Funds

Supplement Dated August 17, 2012 to the
Strategic Markets Funds Class A, Class B, Class C and Class R Prospectus and Strategic Markets
Funds Institutional Class, Class P, Administrative Class and Class D Prospectus, each dated July 31,
2012, as supplemented from time to time (each a "Prospectus")

Disclosure Related to the PIMCO Fundamental IndexPLUS® TR Fund (the "Fund")

(PIMCO Fundamental IndexPLUS® TR Fund)

Effective immediately, the Fund's broad-based securities market index is the S&P 500 Index. Accordingly, the following changes are made.

Effective immediately, the "Investment Objective" section of the Fund's Fund Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks total return which exceeds that of its benchmark.

Additionally, effective immediately, the first two paragraphs of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus are deleted in their entirety and replaced with the following:

The Fund seeks to exceed the total return of the S&P 500 Index (the "S&P 500") by investing under normal circumstances in derivatives based on Enhanced RAFI® US Large Strategy Index ("Enhanced RAFI® 1000") backed by a portfolio of short and intermediate maturity Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The S&P 500 is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses Enhanced RAFI® 1000 derivatives in addition to or in place of Enhanced RAFI® 1000 stocks to attempt to equal or exceed the daily performance of the S&P 500. The values of Enhanced RAFI® 1000 derivatives should closely track changes in the value of Enhanced RAFI® 1000. However, Enhanced RAFI® 1000 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of Enhanced RAFI® 1000 by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI® 1000 for purposes of developing Enhanced RAFI® 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund seeks to remain invested in Enhanced RAFI® 1000 derivatives or Enhanced RAFI® 1000 stocks even when Enhanced RAFI® 1000 is declining.

Additionally, effective immediately, the second sentence of the fourth paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted in its entirety.

Additionally, effective immediately, the first two sentences of the second paragraph of the "Performance Information" section of the Fund's Fund Summary in each Prospectus are deleted in their entirety and replaced with the following:

Effective August 17, 2012, the Fund's broad-based securities market index is the S&P 500 Index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. Prior to August 17, 2012, the Fund's primary benchmark was the FTSE RAFI® US 1000 Index.

Additionally, effective immediately, the eighth, ninth and tenth sentences of the second paragraph of the "Performance Information" section of the Fund's Fund Summary in each Prospectus are deleted in their entirety and replaced with the following:

Prior to August 17, 2012, the Fund's secondary benchmark was the S&P 500 Index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the expectations of Fund shareholders.

Additionally, effective immediately, the following disclosure is removed from its current location and added above the row relating to the FTSE RAFI® US 1000 Index in the Average Annual Total Returns table in the "Performance Information" section of the Fund's Fund Summary in each Prospectus:

Average Annual Total Returns (PIMCO Fundamental IndexPLUS® TR Fund)	Inception Date	1 Year	5 Years	Since Inception
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Jun. 30, 2005	2.11%	(0.25%)	2.97%

PIMCO Funds

Supplement Dated August 17, 2012 to the
Strategic Markets Funds Class A, Class B, Class C and Class R Prospectus and Strategic Markets
Funds Institutional Class, Class P, Administrative Class and Class D Prospectus, each dated July 31,
2012, as supplemented from time to time (each a "Prospectus")

Disclosure Related to the PIMCO Inflation Response Multi-Asset Fund (the "Fund")

(PIMCO Inflation Response Multi-Asset Fund)

Effective immediately, the seventh sentence of the fifth paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Fund will normally limit its exposure to gold to 25% of its total assets.
In addition, effective immediately, the following is added immediately after "Issuer Non-Diversification Risk" in the "Principal Risks" section of the Fund's Fund Summary in each Prospectus:

Gold-Related Risk: the risk that investments tied to the price of gold may fluctuate substantially over short periods of time or be more volatile than other types of investments due to changes in inflation or inflation expectations or other economic, financial and political factors in the U.S. and foreign (non-U.S.) countries

In addition, effective immediately, the second footnote to the "Annual Fund Operating Expenses" table in the "Fees and Expenses of the Fund" section of the Fund's Fund Summary in each Prospectus is deleted in its entirety and replaced with the following:

² PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.

In addition, effective immediately, the third footnote to the "Annual Fund Operating Expenses" table in the "Fees and Expenses of the Fund" section of the Fund's Fund Summary in each Prospectus is deleted in its entirety and replaced with the following:

³ PIMCO has contractually agreed, through July 31, 2013, to waive a portion of its advisory fee equal to 0.10% of average daily net assets.
In addition, effective immediately, the following is added immediately before the first paragraph in the "Performance Information" section of the Fund's Fund Summary in each Prospectus:

The Fund measures its performance against its benchmark, the Inflation Response Index (the "Index"). The Index represents a diversified basket of asset classes that serve either as an explicit or as an implicit hedge against inflation. The Index is a blend of 45% Barclays U.S. TIPS Index, 20% Dow Jones-UBS Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, and 10% Dow Jones-UBS Gold Subindex Total Return Index. The Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities ("TIPS") rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. The Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities, which is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging market countries with at least US$10 billion of external trade. The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index, a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) that includes only REITs and REIT-like securities, seeks to measure the performance of publicly-traded real estate securities. The Dow Jones U.S. Select REIT Total Return Index is designed to serve as a proxy for direct real estate investment. The Dow Jones-UBS Gold Subindex Total Return Index reflects the return on fully-collateralized positions in the underlying commodity futures.

PIMCO Funds

Supplement Dated August 17, 2012 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus and Bond Funds Institutional Class,
Class M, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

Disclosure Related to the PIMCO Emerging Markets Corporate Bond Fund (the "Fund")

(PIMCO Emerging Markets Corporate Bond Fund)
Effective October 1, 2012, the advisory fee for the Fund, stated as a percentage of the Fund's average daily net assets, will decrease from 0.85% to 0.75%.